Loans Receivable	9 Months Ended
Sep. 30, 2013
Loans Receivable
Loans receivable
6.	Loans Receivable
As at September 30, 2013, the Company has loans receivable totaling $18,000, which are non-interest bearing, unsecured, and due on demand.